Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000022323 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022323 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022323 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022323 | Ares Management Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022323 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022323 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022323 | Datadog, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022323 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022323 | Deckers Outdoor Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022323 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022323 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000022323 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000022323 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
C000022323 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.40%
C000022323 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000022323 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000022323 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022323 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022323 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022323 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022323 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022324 | Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022324 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022324 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000022324 | Ares Management Corp.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000022324 | Super Micro Computer, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022324 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022324 | Datadog, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022324 | Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022324 | Deckers Outdoor Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022324 | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022324 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.00%
C000022324 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000022324 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.00%
C000022324 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	13.40%
C000022324 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000022324 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000022324 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022324 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000022324 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022324 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022324 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022322 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.80%
C000022322 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000022322 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022322 | RRX 3 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022322 | RR 29 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022322 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022322 | Banco Santander SA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022322 | Connecticut Avenue Securities Trust
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022322 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022322 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022322 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000022322 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000022322 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000022322 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022322 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022322 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000022326 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022326 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022326 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022326 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022326 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022326 | IPG Photonics Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022326 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022326 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022326 | Fortune Brands Innovations, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022326 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.90%
C000022326 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000022326 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022326 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000022326 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000022326 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022326 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000022326 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.30%
C000022326 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000022326 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022326 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022326 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022327 | Vistra Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022327 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022327 | Pure Storage, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022327 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022327 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022327 | IPG Photonics Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022327 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022327 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	2.20%
C000022327 | Fortune Brands Innovations, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022327 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.90%
C000022327 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.10%
C000022327 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000022327 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.30%
C000022327 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	7.80%
C000022327 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000022327 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000022327 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.30%
C000022327 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	8.70%
C000022327 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000022327 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022327 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000022328 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000022328 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000022328 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000022328 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000022328 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000022328 | MasterCard, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000022328 | GoDaddy, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000022328 | Cigna Group
Holdings [Line Items]
Percent of Total Investments	3.80%
C000022328 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022328 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000022328 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.60%
C000022328 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000022328 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000022328 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.30%
C000022328 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000022328 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000022328 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022328 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022328 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000022328 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022328 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000035621 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000035621 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	9.80%
C000035621 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	9.20%
C000035621 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	8.10%
C000035621 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000035621 | MasterCard, Inc.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000035621 | GoDaddy, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000035621 | Cigna Group
Holdings [Line Items]
Percent of Total Investments	3.80%
C000035621 | Interactive Brokers Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000035621 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000035621 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	27.60%
C000035621 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000035621 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000035621 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	12.30%
C000035621 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000035621 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.20%
C000035621 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000035621 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000035621 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000035621 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000035621 | SectorShort-term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%